Licensing revenue and deferred revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Aug. 23, 2010 USD ($)
Disclosure of joint ventures [line items]
Licensing revenue	$ 118		$ 418
Current portion of deferred revenue (note 9)	118		118
Deferred revenue (note 9)	324		442
Contravir Pharmaceuticals, Inc. [Member]
Disclosure of joint ventures [line items]
Revenue from contracts with customers	345	$ 450
MAH [Member]
Disclosure of joint ventures [line items]
Licensing revenue			300
MAH [Member] | VOS [Member]
Disclosure of joint ventures [line items]
Licensing revenue			300
3SBio [Member]
Disclosure of joint ventures [line items]
Licensing revenue	118		118
Licence fee income				$ 1,500
Deferred revenue (note 9)	$ 442		$ 560